Tidal Trust V

234 West Florida Street, Suite 700

Milwaukee, WI 53204

August 25, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust V (the “Trust”)

File Nos. 333-289817; 811-24116

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Korea AI ETF, Defiance Korea Semiconductor ETF, and Defiance China Semiconductor ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 21, 2026, and filed electronically as Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A on August 21, 2026.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC, on behalf of Tidal Trust V